Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Other intangible assets, net of amortization	$ 1,155,257	$ 318,842	$ 0
Convertible notes payable, net of discount	351,078	1,366,667	1,445,342
Net of deferred debt issuance costs	0	123,563	52,810
Revolving loan facility, net of deferred debt issuance cost	$ 365,000	$ 769,453
Series C Preferred Stock, par value	$ 0.0001
Series C Preferred Stock, shares authorized	2,000
Series C Preferred Stock, shares issued	2,000
Series C Preferred Stock, shares outstanding	2,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	10,000,000
Common stock, shares issued	16,069,477	7,379,924	4,442,528
Common stock, shares outstanding	16,069,477	7,379,924	4,442,528
Series A Preferred stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,125,000	3,125,000	3,125,000
Preferred stock, shares issued	0	310,268
Preferred stock, shares outstanding	0	310,268
Preferred stock, liquidation preferences	$ 0	$ 440,594
Series B Preferred Stock
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,500,000	4,500,000	4,500,000
Preferred stock, shares issued	0	4,500,000
Preferred stock, shares outstanding	0	4,500,000
Preferred stock, liquidation preferences	$ 0	$ 5,625,000